Financial result - Additional Information (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Change in fair value of warrant liabilities	€ 2,722	€ 3,936
Bottom of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights			€ 2.52	€ 2.35
Top of range [member]
Statements [Line Items]
Exercise Price of Warrants or Rights	€ 2.89	€ 2.89	€ 2.52